Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006 Telephone: (202) 261-3300 Fax: (202) 261-3333

February 29, 2008

Via Edgar

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the "Trust")
(File Nos. 33-12113 and 811-5028)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the Trust, that (i) the forms of Prospectus and Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 129, which was filed on February 27, 2008, and (ii) the text of Post-Effective Amendment No. 129 was filed electronically on February 27, 2008.

Please do not hesitate to contact the undersigned at (202) 261-3387 if you have any questions regarding this certification.

Sincerely,

/s/ Nauman S. Malik

cc:	J. Stephen King, Jr.
Joshua D. Ratner
Brendan C. Fox